21. INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 21. INCOME (LOSS) PER SHARE

At December 31, 2012, the Company had 36,658,370 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	5,607,000	$0.0600	-	5,607,000
Common stock options	1,800,000	0.2400	1,800,000	-
Common stock options	2,000,000	0.2500	2,000,000	-
Common stock options	50,000	0.3900	50,000	-
Common stock options	360,000	0.4000	360,000	-
Common stock options	100,000	0.4300	100,000	-
Common stock options	1,750,000	0.4400	1,750,000	-
Common stock options	30,000	1.0000	30,000	-
Common stock warrants	333,333	0.0450	N/A	N/A
Common stock warrants	400,000	0.0500	N/A	N/A
Common stock warrants	2,181,819	0.0550	N/A	N/A
Common stock warrants	2,000,000	0.0600	N/A	N/A
Common stock warrants	4,269,838	0.0625	N/A	N/A
Common stock warrants	571,529	0.0700	N/A	N/A
Common stock warrants	666,666	0.0900	N/A	N/A
Common stock warrants	416,667	0.1200	N/A	N/A
Common stock warrants	1,200,000	0.2500	N/A	N/A
Common stock warrants	833,333	0.2700	N/A	N/A
Common stock warrants	333,333	0.3000	N/A	N/A
Common stock warrants	153,846	0.3250	N/A	N/A
Common stock warrants	1,028,570	0.3500	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.4500	N/A	N/A
8% Convertible promissory notes	10,550,214	(1)	N/A	N/A
Total	36,658,370

(1) The principal amount of convertible promissory notes outstanding, none of which were eligible for conversion at December 31, 2012, was $120,000. The conversion rate is variable as it is equal to the average of the three lowest closing bid prices during the ten trading days prior to the date of conversion. The actual number of shares underlying these convertible instruments will likely vary from the number assumed above. The number of shares underlying these convertible notes was determined based on the three lowest closing bid prices during the ten trading days prior to December 31, 2012.

  At December 31, 2011, the Company had 13,053,057 shares of common stock potentially issuable upon assumed conversion of:

Description	Number of Underlying Shares of Common Stock	Exercise Price	Number Vested	Number Non-Vested
Common stock options	1,800,000	$0.240	-	1,800,000
Common stock options	2,000,000	0.250	-	2,000,000
Common stock options	50,000	0.390	50,000	-
Common stock options	360,000	0.400	360,000	-
Common stock options	100,000	0.430	100,000	-
Common stock options	1,750,000	0.440	1,750,000	-
Common stock options	30,000	1.000	30,000	-
Common stock warrants	1,200,000	0.250	N/A	N/A
Common stock warrants	833,333	0.270	N/A	N/A
Common stock warrants	333,333	0.300	N/A	N/A
Common stock warrants	153,846	0.325	N/A	N/A
Common stock warrants	1,028,570	0.350	N/A	N/A
Common stock warrants	210,000	1.100	N/A	N/A
$10,000, 10% Convertible promissory note	22,222	0.450	N/A	N/A
8% Convertible promissory notes	3,181,753	(1)	N/A	N/A
Total	13,053,057

(1) The principal amount of convertible promissory notes outstanding, none of which were eligible for conversion at December 31, 2011, was $235,000. The conversion rate is variable as it is equal to the average of the three lowest closing bid prices during the ten trading days prior to the date of conversion. The actual number of shares underlying these convertible instruments will likely vary from the number assumed above. The number of shares underlying the convertible notes outstanding at December 31, 2012 was determined based on the three lowest closing bid prices during the ten trading days prior to December 31, 2011.

For the years ended December 31, 2012 and 2011, none of the potentially issuable shares of common stock were assumed to be converted because the Company incurred a net loss in those years and the effect of including them in the calculation would have been anti-dilutive.